Investments - Schedule of Amortized Cost, Gross Unrealized Gains and Losses, Fair Value, and Other-Than-Temporary-Impairment of Fixed Maturity and Equity Securities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	$ 722.0	$ 760.8
Gross Unrealized Gains	241.8	196.3
Gross Unrealized Losses	(2.0)	(0.4)
Fair Value	961.8	956.7
OTTI
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI		12.2
U.S. government and government agencies and authorities
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	0.6	0.6
Gross Unrealized Gains	0.1	0.1
Gross Unrealized Losses	0.0	0.0
Fair Value	0.7	0.7
U.S. government and government agencies and authorities | OTTI
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI		0.0
States, municipalities and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	12.9	13.0
Gross Unrealized Gains	2.6	1.9
Gross Unrealized Losses	0.0	0.0
Fair Value	15.5	14.9
States, municipalities and political subdivisions | OTTI
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI		0.0
Foreign governments
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	18.4	8.4
Gross Unrealized Gains	6.1	2.4
Gross Unrealized Losses	(0.4)	0.0
Fair Value	24.1	10.8
Foreign governments | OTTI
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI		0.0
Asset-backed
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	99.0	102.1
Gross Unrealized Gains	1.5	0.7
Gross Unrealized Losses	(0.3)	(0.4)
Fair Value	100.2	102.4
Asset-backed | OTTI
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI		0.0
Commercial mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	7.5	5.0
Gross Unrealized Gains	0.5	0.0
Gross Unrealized Losses	0.0	0.0
Fair Value	8.0	5.0
Commercial mortgage-backed | OTTI
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI		0.0
Residential mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	27.2	31.8
Gross Unrealized Gains	2.9	2.1
Gross Unrealized Losses	0.0	0.0
Fair Value	30.1	33.9
Residential mortgage-backed | OTTI
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI		0.6
U.S. corporate
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	462.8	491.3
Gross Unrealized Gains	189.5	154.8
Gross Unrealized Losses	(1.3)	0.0
Fair Value	651.0	646.1
U.S. corporate | OTTI
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI		11.6
Foreign corporate
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	93.6	108.6
Gross Unrealized Gains	38.6	34.3
Gross Unrealized Losses	0.0	0.0
Fair Value	$ 132.2	142.9
Foreign corporate | OTTI
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI		$ 0.0